CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Cost of revenues from related party		$ 350,987
Weighted Average Number of Shares Outstanding, Basic	5,753,589	4,684,225	3,800,000
Weighted Average Number of Shares Outstanding, Diluted	5,753,589	4,684,225	3,800,000
Earnings Per Share, Basic	$ (2.65)	$ (2.96)	$ 1.05
Earnings Per Share, Diluted	$ (2.65)	$ (2.96)	$ 1.05